Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated Statements of Comprehensive Income
Net income	$ 1,090	$ 568
Other comprehensive income (loss) ("OCI"), net of tax
Foreign currency translation adjustment	(623)	1,027
Unrealized gains (losses) on net investment hedges	82	(139)
Cash flow hedges - reclassification adjustment for gains included in income	(2)	(2)
Cash flow hedges
Unrealized gains on available-for-sale investment	2	2
Net change in unrecognized pension and post-retirement benefit obligation	153	68
OCI	(388)	956
Comprehensive income	702	1,524
Comprehensive income attributable to NCI	1	1
Comprehensive Income of Emera Incorporated	$ 701	$ 1,523